PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks
Brazil 4.4%
Banco BTG Pactual SA, UTS	1,755,163	$19,635,500
Embraer SA, ADR	288,145	19,688,948
		39,324,448
China 20.5%
Advanced Micro-Fabrication Equipment, Inc. China (Class A Stock)	393,233	19,993,016
CMOC Group Ltd. (Class H Stock)	8,152,556	17,570,608
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	315,680	18,493,218
Contemporary Amperex Technology Co. Ltd. (Class H Stock)	126,139	9,985,765
Innovent Biologics, Inc., 144A*	1,909,139	21,081,086
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	750,042	33,747,987
Suzhou TFC Optical Communication Co. Ltd. (Class A Stock)	489,381	12,333,955
Tencent Holdings Ltd., ADR	473,717	29,100,435
Weichai Power Co. Ltd. (Class H Stock)	5,380,712	22,497,843
		184,803,913
Hungary 3.8%
OTP Bank Nyrt	229,893	34,056,776
India 3.2%
Apar Industries Ltd.	29,595	4,452,107
BSE Ltd.	517,061	19,749,591
CG Power & Industrial Solutions Ltd.	503,987	4,559,468
		28,761,166
Kazakhstan 2.9%
NAC Kazatomprom JSC, GDR	417,671	26,681,539
Mexico 4.6%
Fresnillo PLC	415,721	14,003,948
Southern Copper Corp.	151,089	27,605,471
		41,609,419
Peru 2.0%
Cia de Minas Buenaventura SAA, ADR	606,868	18,375,963
South Korea 20.8%
Doosan Enerbility Co. Ltd.*	255,534	11,710,831
Hyosung Heavy Industries Corp.	9,658	15,696,398
Samsung Electro-Mechanics Co. Ltd.	16,716	12,773,481
Samsung Electronics Co. Ltd.	445,081	77,468,496
SK hynix, Inc.	40,802	46,337,025
SK Square Co. Ltd.*	34,594	23,787,304
		187,773,535
Taiwan 30.7%
ASPEED Technology, Inc.	115,074	50,258,190
Chroma ATE, Inc.	674,414	42,370,785
Delta Electronics, Inc.	705,021	34,685,352
Elite Material Co. Ltd.	294,062	42,213,399
MediaTek, Inc.	117,754	12,544,066
Taiwan Semiconductor Manufacturing Co. Ltd.	1,080,317	79,905,945
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,036	14,971,803
		276,949,540

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Turkey 4.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S			3,478,978	$25,057,061
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S			2,120,114	13,179,853
				38,236,914
United States 3.0%
Aura Minerals, Inc.(a)			495,333	27,030,322

Total Long-Term Investments (cost $748,363,172)				903,603,535
Short-Term Investments 1.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	9,028,671	9,028,671
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $3,876,596; includes $3,845,449 of cash collateral for securities on loan)(b)(wb)	3,879,699	3,876,596

Total Short-Term Investments (cost $12,905,267)				12,905,267

TOTAL INVESTMENTS 101.5% (cost $761,268,439)				916,508,802
Liabilities in excess of other assets (1.5)%				(13,488,311)

Net Assets 100.0%				$903,020,491

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,601,620; cash collateral of $3,845,449 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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